Loss Per Share	6 Months Ended
Jun. 30, 2023
Earnings Per Share [Abstract]
LOSS PER SHARE

21. LOSS PER SHARE

Basic and diluted earnings per share for the years presented were calculated as follows:

	June 30	June 30
	2022	2023
	RMB	RMB	US$
Numerator:
Net loss	(12,986)	(7,178)	(991)
Less: net loss attributable to non-controlling interest	(2,029)	(3,711)	(512)
Net loss attributable to the Company’s ordinary shareholders	(10,957)	(3,467)	(479)

Denominator:
Weighted average number of ordinary shares outstanding used in calculating basic and diluted earnings per share	50,000,000	50,416,667	50,416,667

Basic and diluted earnings per share:	(0.22)	(0.07)	(0.01)